Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 17. Subsequent Events

The Company has evaluated subsequent events through August 14, 2026, the date on which these condensed consolidated financial statements were available to be issued and has determined that there are no subsequent events are reportable in the condensed consolidated financial statements.

On July 2, 2026, the Company repaid the related party short-term demand promissory notes denominated in cash (see Note 12) aggregating $65,875.

Note 8. Subsequent Events

The Company has evaluated subsequent events through May 29, 2026, the date on which these consolidated financial statements were available to be issued and has determined that no subsequent events are reportable other than those disclosed elsewhere in the consolidated financial statements.